Financial instruments - Fair Value Measurement of Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Financial Liabilities	$ 5,611,180	$ 4,854,740
Level 1 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0
Level 1 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 1 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 2 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	1,164,262	130,840
Level 2 | Forwards
Financial instruments [Line Items]
Financial Liabilities	14,525	4,848
Level 2 | Options
Financial instruments [Line Items]
Financial Liabilities	270	968
Level 2 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	12,143	42,754
Level 2 | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	18,300	0
Level 2 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0
Level 2 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	46,999	343,589
Level 2 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	295,518	196,598
Level 2 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	2,909,485	2,476,924
Level 2 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	8,419	19,772
Level 3 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0
Level 3 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Level 3 | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	1,164,262	130,840
Fair value (disclosure purposes) | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair value (disclosure purposes) | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0
Fair value (disclosure purposes) | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	46,999	343,589
Fair value (disclosure purposes) | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	295,518	196,598
Fair value (disclosure purposes) | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	2,909,485	2,476,924
Fair value (disclosure purposes) | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Forwards
Financial instruments [Line Items]
Financial Liabilities	14,525	4,848
Fair amount registered | Options
Financial instruments [Line Items]
Financial Liabilities	270	968
Fair amount registered | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	12,143	42,754
Fair amount registered | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	18,300	0
Fair amount registered | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0
Fair amount registered | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	0	0
Fair amount registered | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	8,419	19,772
Cash and cash equivalents | Level 1
Financial instruments [Line Items]
Financial Assets	1,041,369	2,655,236
Cash and cash equivalents | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Cash and cash equivalents | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Cash and cash equivalents | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	1,041,369	2,655,236
Cash and cash equivalents | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Level 2
Financial instruments [Line Items]
Financial Assets	1,316,797	950,167
Time deposits | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Time deposits | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	1,316,797	950,167
Time deposits | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Derivative financial instruments | Level 1
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Derivative financial instruments | Level 2
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Derivative financial instruments | Level 3
Financial instruments [Line Items]
Financial Liabilities	0	0
Derivative financial instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Derivative financial instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0
Financial Liabilities	0	0
Forwards | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Level 2
Financial instruments [Line Items]
Financial Assets	324	3,704
Forwards | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Forwards | Fair amount registered
Financial instruments [Line Items]
Financial Assets	324	3,704
Options | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Options | Level 2
Financial instruments [Line Items]
Financial Assets	195	470
Options | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Options | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Options | Fair amount registered
Financial instruments [Line Items]
Financial Assets	195	470
Hedging assets | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Level 2
Financial instruments [Line Items]
Financial Assets	8,527	7,014
Hedging assets | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets | Fair amount registered
Financial instruments [Line Items]
Financial Assets	8,527	7,014
Swaps | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Swaps | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Non-current accounts receivable | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	2,559	2,091
Non-current accounts receivable | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Others | Level 1
Financial instruments [Line Items]
Financial Assets	0	0
Others | Level 2
Financial instruments [Line Items]
Financial Assets	20	23
Others | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Others | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	20	23
Others | Fair amount registered
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Level 1
Financial instruments [Line Items]
Financial Assets	232,268	9,497
Equity instruments | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Equity instruments | Fair amount registered
Financial instruments [Line Items]
Financial Assets	232,268	9,497
Hedging assets – Swaps | Level 1
Financial instruments [Line Items]
Financial Assets	15,993	22,606
Hedging assets – Swaps | Level 2
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Level 3
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Fair value (disclosure purposes)
Financial instruments [Line Items]
Financial Assets	0	0
Hedging assets – Swaps | Fair amount registered
Financial instruments [Line Items]
Financial Assets	15,993	22,606
Carrying amount
Financial instruments [Line Items]
Financial Liabilities	5,028,400	3,386,270
Carrying amount | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	1,164,262	130,840
Carrying amount | Derivative financial instruments
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Forwards
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Options
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Swaps hedges, investments
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Cash Flow
Financial instruments [Line Items]
Financial Liabilities	0
Carrying amount | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	46,999	343,589
Carrying amount | Bank borrowings
Financial instruments [Line Items]
Financial Liabilities	295,518	197,522
Carrying amount | Unsecured obligations
Financial instruments [Line Items]
Financial Liabilities	2,909,485	2,176,924
Carrying amount | Non-current hedging liabilities
Financial instruments [Line Items]
Financial Liabilities	0	0
Carrying amount | Cash and cash equivalents
Financial instruments [Line Items]
Financial Assets	1,041,369	2,655,236
Carrying amount | Time deposits
Financial instruments [Line Items]
Financial Assets	1,316,797	950,167
Carrying amount | Derivative financial instruments
Financial instruments [Line Items]
Financial Assets	0
Carrying amount | Forwards
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Options
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Hedging assets
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Swaps
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Non-current accounts receivable
Financial instruments [Line Items]
Financial Assets	2,559	2,091
Carrying amount | Others
Financial instruments [Line Items]
Financial Assets	20	23
Carrying amount | Equity instruments
Financial instruments [Line Items]
Financial Assets	0	0
Carrying amount | Hedging assets – Swaps
Financial instruments [Line Items]
Financial Assets	$ 0	$ 0